Fair Value Quantitative and Qualitative Disclosures - Summary of Effect of Changing the Significant Unobservable Inputs (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Debt interests in securities of financial trusts [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Favorable changes	$ 33,411	$ 1,247
Unfavorable changes	(25,817)	$ (535)
Debt securities of financial trusts provisional [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Favorable changes	2,208
Unfavorable changes	$ (2,139)